Fair Value Measurements - The carrying value and fair value of financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets:
Mortgage loans	$ 1,251	$ 1,072
Policy loans	151	164
Level 1
Financial assets:
Cash and cash equivalents	1,151	734
Mortgage loans	0	0
Policy loans	0	0
Total financial assets not accounted for at fair value	1,151	734
Financial liabilities:
Annuity benefits accumulated	0	0
Total financial liabilities not accounted for at fair value	0	0
Level 2
Financial assets:
Cash and cash equivalents	0	0
Mortgage loans	0	0
Policy loans	0	0
Total financial assets not accounted for at fair value	0	0
Financial liabilities:
Annuity benefits accumulated	0	0
Total financial liabilities not accounted for at fair value	0	0
Level 3
Financial assets:
Cash and cash equivalents	0	0
Mortgage loans	1,271	1,081
Policy loans	151	164
Total financial assets not accounted for at fair value	1,422	1,245
Financial liabilities:
Annuity benefits accumulated	43,081	40,182
Total financial liabilities not accounted for at fair value	43,081	40,182
Carrying Value
Financial assets:
Cash and cash equivalents	1,151	734
Mortgage loans	1,251	1,072
Policy loans	151	164
Total financial assets not accounted for at fair value	2,553	1,970
Financial liabilities:
Annuity benefits accumulated	41,460	40,160
Total financial liabilities not accounted for at fair value	41,460	40,160
Fair Value
Financial assets:
Cash and cash equivalents	1,151	734
Mortgage loans	1,271	1,081
Policy loans	151	164
Total financial assets not accounted for at fair value	2,573	1,979
Financial liabilities:
Annuity benefits accumulated	43,081	40,182
Total financial liabilities not accounted for at fair value	$ 43,081	$ 40,182